SHORT TERM DEBT	0 Months Ended
Dec. 31, 2013
Short Term Debt [Abstract]
Short Term Debt
NOTE 9—SHORT-TERM DEBT:

a.	Short-term debt:	December 31,
		2013	2012

		(U.S. $ in millions)
	Banks and financial institutions	$458	$45
	Convertible debentures (see note 13)	530	530
	Current maturities of long-term liabilities	816	2,431
	Total	$1,804	$3,006

<>Short-term debt has an earliest date of repayment within 12 months.

Bank loans had a weighted average interest rate of 0.9% and 1.5% at December 31, 2013 and 2012, respectively.

b.       Line of credit:

In December 2012, the Company entered into a five-year $3.0 billion unsecured syndicated credit facility, which replaced the previous $2.5 billion facility. As of December 31, 2013, Teva utilized $205 million of the above credit facility, which was subsequently repaid.